Subsequent Events	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
Note 11 – Subsequent Events

I.
On July 20, 2020, the Company issued 450,000 ordinary shares to several Israeli qualified investors in a private placement undertaken in accordance with Regulation S of the Securities Act of 1933, as amended. The price per share was set at NIS 70.5 (approximately €18.9). The gross proceeds to the Company in connection with the private placement were NIS 31.7 million (approximately €8.2 million).

II.
In July 2020 the Company was one of the winners of a first-in-kind quota tender process published by the Israeli Electricity Authority (the “Authority”) for combined photovoltaic and electricity storage facilities in Israel. The Authority accepted bids in an aggregate quota of 168 MW from several entities, among them two bids of the Company in an aggregate quota of 20 MW. The tariff per kWh determined in the tender process is NIS 0.199. This tariff is linked to the Israeli CPI and is valid for a period of 23 years commencing on the commercial operation of each relevant facility. The tender process was for a quota and the Company is currently examining and expects to further examine potential sites for the construction of the facilities. With respect to each project, the Company shall be required to obtain approvals, if applicable, from the Israel Land Authority in connection with the site for such project, and to take all other actions necessary for the promotion of such project. Pursuant to the terms of the tender, the Company is further required to receive approvals for connection to the electricity grid and a grid synchronization approval from the Israeli Electric Company within up to 37 months. In addition, the Company provided a performance guarantee in an aggregate amount of NIS 12 million. The continued development and construction of the facilities depends upon various factors, including, but not limited to, the Company’s ability to locate sites for construction, enter into EPC agreements and obtain project finance and all other required approvals, all upon terms acceptable to the Company. Therefore, there is no assurance as to whether and when such process will be completed.